Discontinued Operations - Memoranda of Agreement for the Sale of 14 Container Vessels(Table) (Details)	12 Months Ended
Dec. 31, 2025
M/V Akadimos [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,288
Date of Memorandum Agreement	January 31, 2024
Delivery/ Expected Delivery	March 8, 2024
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
TEU	5,089
Date of Memorandum Agreement	December 15, 2023
Delivery/ Expected Delivery	February 26, 2024
M/V Seattle Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
TEU	5,089
Date of Memorandum Agreement	February 14, 2024
Delivery/ Expected Delivery	April 26, 2024
M/V Fos Express [Member]
Property, Plant and Equipment [Line Items]
Type	Panamax Container Vessel
TEU	5,089
Date of Memorandum Agreement	February 14, 2024
Delivery/ Expected Delivery	May 3, 2024
M/V Athenian [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,954
Date of Memorandum Agreement	March 1, 2024
Delivery/ Expected Delivery	April 22, 2024
M/V Athos [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,954
Date of Memorandum Agreement	March 1, 2024
Delivery/ Expected Delivery	April 22, 2024
M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	9,954
Date of Memorandum Agreement	March 1, 2024
Delivery/ Expected Delivery	May 3, 2024
M/V Hyundai Premium [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	November 22, 2024
M/V Hyundai Paramount [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	December 20, 2024
M/V Hyundai Prestige [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	December 5, 2024
M/V Hyundai Privilege [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	January 10, 2025
M/V Hyundai Platinum [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	5,023
Date of Memorandum Agreement	September 12, 2024
Delivery/ Expected Delivery	March 10, 2025
M/V Manzanillo Express [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	13,312
Date of Memorandum Agreement	August 7, 2025
Delivery/ Expected Delivery	October 6, 2025
M/V Buenaventura Express [Member]
Property, Plant and Equipment [Line Items]
Type	Neo Panamax Container Vessel
TEU	13,696
Date of Memorandum Agreement	October 29, 2025
Delivery/ Expected Delivery	January 19, 2026